RESTATEMENT	12 Months Ended
Dec. 31, 2017
Disclosure of restatement [Abstract]
RESTATEMENT
4.	RESTATEMENT

The disposal of Wuhu Feishang and Double Grow were completed on March 3, 2017 and December 29, 2017, respectively, and these were both classified as discontinued operations. Accordingly, the results of the Wuhu Feishang and Double Grow were reported as "discontinued operations" in the consolidated statement of profit or loss and comprehensive income for the year ended December 31, 2017. The comparative amounts reported in the consolidated statements of profit or loss and comprehensive income and related notes have been revised accordingly to reflect the reclassification between continuing operations and the discontinued operations.

As a result of the disposal of Wuhu Feishang and Double Grow, the relevant line items in the consolidated statements of profit or loss and comprehensive income for the years ended December 31, 2015 and 2016 have been restated as follows:

	The Group (as previously reported)	Adjustment in relation to disposal of Double Grow	Adjustment in relation to disposal of Wuhu Feishang	The Group (as restated)
	CNY	CNY	CNY	CNY
Consolidated statement of profit or loss for the year ended December 31, 2015:
Revenue	18,342	—	(18,342)	—
Cost of sales	(31,936)	—	31,936	—
Gross profit	(13,594)	—	13,594	—
Selling expenses	(31)	—	31	—
Administrative expenses	(20,163)	2,099	14,487	(3,577)
Losses arising from temporary suspension of production	(830)	—	830	—
Reversal of write down of inventories to net realizable value, net	5,474	—	(5,474)	—
Impairment loss on property, plant and equipment	(7,542)	—	7,542	—
Other operating income/ (expenses)	(3,424)	3,836	(412)	—
Operating loss	(40,110)	5,935	30,598	(3,577)
Finance costs	(444)	20	422	(2)
Foreign exchange difference, net	(354)	—	—	(354)
Interest income	1,056	—	(892)	164
Non-operating expenses, net	(93)	(13)	106	—
Loss before income tax	(39,945)	5,942	30,234	(3,769)
Income tax expense	(1,504)	—	—	(1,504)
Loss for the year from continuing operations	(41,449)	5,942	30,234	(5,273)
Loss for the year from discontinued operations	—	(5,942)	(30,234)	(36,176)

Consolidated statement of comprehensive income for the year ended December 31, 2015:
Foreign currency translation adjustments	410	—	—	410
Total comprehensive income for the year	(41,039)	—	—	(41,039)

Loss per share attributable to ordinary equity holders of the Company:
Basic and diluted loss per share:
- For loss from continuing operations (Presented in CNY per share)	(1.66)	0.24	1.21	(0.21)
-For loss from discontinued operations (Presented in CNY per share)	—	(0.24)	(1.21)	(1.45)
	(1.66)	—	—	(1.66)

	The Group (as previously reported)	Adjustment in relation to disposal of Double Grow	Adjustment in relation to disposal of Wuhu Feishang	The Group (as restated)
	CNY	CNY	CNY	CNY
Consolidated statement of profit or loss for the year ended December 31, 2016:
Selling expenses	(23)	—	23	—
Administrative expenses	(15,014)	3,907	6,588	(4,519)
Losses arising from temporary suspension of production	(4,073)	—	4,073	—
Reversal of write down of inventories to net realizable value, net	1,744	—	(1,744)	—
Other operating income/ (expenses)	(3,182)	3,575	(393)	—
Operating loss	(20,548)	7,482	8,547	(4,519)
Finance costs	(331)	72	258	(1)
Interest income	194	—	(119)	75
Non-operating expenses, net	(2,351)	84	2,267	—
Loss for the year from continuing operations	(23,036)	7,638	10,953	(4,445)
Loss for the year from discontinued operations	—	(7,638)	(10,953)	(18,591)

Consolidated statement of comprehensive income for the year ended December 31, 2016:
Foreign currency translation adjustments	(834)	—	—	(834)
Total comprehensive income for the year	(23,870)	—	—	(23,870)

Loss per share attributable to ordinary equity holders of the Company:
Basic and diluted loss per share:
- For loss from continuing operations (Presented in CNY per share)	(0.92)	0.31	0.43	(0.18)
-For loss from discontinued operations (Presented in CNY per share)	—	(0.31)	(0.43)	(0.74)
	(0.92)	—	—	(0.92)